CAPITAL STOCK	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
CAPITAL STOCK	CAPITAL STOCK
The Company’s authorized capital stock consists of (a) 690,000,000 shares of common stock, par value $0.0001 per share; and (b) 10,000,000 shares of preferred stock, par value $0.0001 per share. As of December 31, 2021, there were 137,836,028 shares of Class A common stock issued and outstanding and 14,213,277 Warrants to purchase the Company’s Class A common stock outstanding. As of December 31, 2021, there were no shares of preferred stock issued or outstanding.
Legacy Convertible Preferred Stock
In connection with the Business Combination, the Legacy Convertible Preferred Stock was retroactively adjusted, converted into Class A common stock, and reclassified to permanent equity as a result of the reverse recapitalization. As of December 31, 2021, there is no Legacy Convertible Preferred Stock authorized, issued or outstanding. The following table summarizes details of Legacy Convertible Preferred Stock authorized, issued and outstanding immediately prior to the Business Combination:

Legacy Convertible Preferred Series	Par Value	Authorized(1)	Issued and Outstanding(1)	Carrying Value
Series A	$0.0001	20,385,183	20,308,856	$26,708
Series B	0.0001	11,808,789	11,808,789	50,686
Series C	0.0001	8,951,819	8,951,819	64,197
Series D-1	0.0001	16,436,653	15,293,315	109,633
Series D-2	0.0001	8,109,888	8,109,888	40,168
Total		65,692,332	64,472,667	$291,392
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(1)Shares authorized, shares issued and outstanding, and the conversion price/share have been adjusted to reflect the exchange of Legacy Pear’s common stock for Class A common stock at an exchange ratio of approximately 1.47 as a result of the Business Combination. See Note 3 for further information.
The relevant features of the Legacy Pear Series A preferred stock, Legacy Pear Series B preferred stock, Legacy Pear Series C preferred stock and Legacy Pear Series D preferred stock, collectively, the Legacy Preferred Stock, prior to the conversion in the Business Combination, were as follows:
Conversion—The holders of Legacy Pear preferred stock had the right, at their option at any time, to convert any such shares of Legacy Preferred Stock into fully paid and nonassessable shares of Legacy Pear common stock The conversion ratio is determined by dividing the purchase price by the conversion price, which is equal to $0.9171, $4.3167, $7.1935, $6.5388, and $3.9458 per share for the Legacy Pear Series A, B, C, D-1, and D-2 preferred stock, respectively. The conversion price was subject to change if certain dilutive events occurred. Conversion was mandatory upon the closing of a firm commitment, underwritten initial public offering in which the aggregate net proceeds to the Company were at least $100,000 and have an offering price to the public of at least $11.01 per share or upon the election of a majority of the holders of the Legacy Preferred Stock.
Anti-Dilution Features—Legacy Pear Series D preferred stock contained anti-dilutive features apart from customary adjustments for splits and reverse splits of common stock (collectively, “down round features”). When a series of convertible preferred stock contains non-standard down round features, the Company is required to adjust the conversion price in the event of future stock sales at a lower unit price. In the event down round adjustments are triggered, the values attributable to the adjustment to the convertible preferred stock conversion price are recorded as an increase to additional paid-in capital and an increase to accumulated deficit. For the years ended December 31, 2020 and 2021 no down round features were triggered.
Voting Rights—The holders of the Legacy Preferred Stock voted together with the holders of common stock as a single class and each holder of outstanding shares of Legacy Preferred Stock was entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Legacy Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. The holders of record of the shares of Legacy Pear Series D preferred stock, exclusively and as a separate class, were entitled to elect one director of the Company. The holders of record of the shares of Legacy Pear Series B preferred stock, exclusively and as a separate class, were entitled to elect one director of the Company. The holders of record of the shares of Legacy Pear Series A preferred stock, exclusively and as a separate class, were entitled to elect three directors of the Company; and any remaining directors were elected by the holders of record of shares of Legacy Preferred Stock and common stock, voting together as a single class on an as-converted to common stock basis.
Dividends—The holders of Legacy Convertible Preferred Stock were entitled to receive dividends at the rate of 8% of the original issue price for each series of Legacy Convertible Preferred Stock payable only when, as and if, declared by the Company’s board of directors. Through the date of the Business Combination, no dividends had been declared.
Liquidation Rights—In the event of any voluntary or involuntary liquidation, dissolution, or winding-up of the affairs of the Company, each holder of a share of the Legacy Pear Series D preferred stock then outstanding was entitled to be paid out of the assets of the Company available for distribution before any payment shall be made to the holders of Legacy Pear Series C, Legacy Pear Series B, Legacy Pear Series A preferred stock and common stock an amount equal to the original purchase price per share ($6.5388 and $3.9458 for Legacy Pear Series D-1 and D-2, respectively), plus any dividends declared, but unpaid thereon. From the remaining assets, Legacy Pear Series C preferred stock then outstanding was entitled to be paid out of the assets of the Company available for distribution before any payment shall be made to the holders of Legacy Pear Series B, Legacy Pear Series A preferred stock and common stock an amount equal to $7.1935 per share, plus any dividends declared, but unpaid thereon. From the remaining assets, Legacy Pear Series B preferred stock then outstanding was entitled to be paid out of the assets of the Company available for distribution before any payment shall be made to the holders of Legacy Pear Series A preferred stock and common stock an amount equal to $4.3167 per share, plus any dividends declared, but unpaid thereon. From the remaining assets, each holder of a share of the Legacy Pear Series A preferred stock then outstanding was entitled to be paid out of the assets of the Company available for distribution before any payment shall be made to the holders of common stock an amount equal to $0.9171 per share, plus any dividends declared, but unpaid thereon. Any remaining assets were to be distributed among the holders of the shares of Preferred Stock and common stock on a pro-rata basis.
Redemption Rights—Legacy Preferred Stockholders are not entitled to any redemption rights other than those under their liquidation rights previously discussed above.
Legacy Pear Series D Convertible Preferred Stock Issuance
On November 2, 2020, the Company authorized the issuance of 13,377,998 shares of Legacy Pear Series D-1 convertible preferred stock, or the Legacy Pear Series D-1 Preferred Stock, at $4.4400 per share and the issuance of 9,861,666 shares of Legacy Pear Series D-2 convertible preferred stock, or the Legacy Pear Series D-2 Preferred Stock, at $2.6800 per share. On that date, various existing and new investors entered into the Legacy Pear Series D preferred stock purchase agreements, or the Legacy Pear Series D Agreements, which resulted in the issuance of an aggregate 20,344,538 shares of Legacy Pear Series D preferred stock for aggregate gross cash proceeds of $112,000. In conjunction with the issuance of Legacy Pear Series D preferred stock, the Company incurred issuance costs totaling $768. In connection with the Legacy Pear Series D-1 Preferred Stock and Legacy Pear D-2 Preferred Stock issuance, the Company recorded a loss of $16,819, which represents the amount by which the estimated fair value of the shares exceeded the cash proceeds received.
In addition, in connection with the Legacy Pear Series D-2 Preferred Stock offering, the Company commenced a tender offer to purchase up to 8,109,888 shares of Legacy Pear common stock or securities convertible into shares of Legacy Pear common stock from certain employees with tenure over four years, former employees and other stockholders, at a purchase price of $3.9433 per share for an aggregate cost of $31,980 excluding fees and expenses of $20. The tender offer expired on December 7, 2020. In connection with the tender offer, the Company purchased 2,788,732 shares of Legacy Pear common stock from the President and CEO, and 41,100 Legacy Pear common shares from certain eligible employees, at a purchase price of $3.9433 per share totaling $11,159 and resulting in a stock-based compensation expense of $7,254, representing the difference between the purchase price and the estimated fair value of the Legacy Pear common stock on the date of the sale. The Company also repurchased 1,656,467 Legacy Pear common shares from other shareholders for a total purchase price of 6,532. In total, the Company repurchased 4,486,299 shares of Legacy Pear common stock from investors having a total purchase price of $17,691.
In addition, the Company repurchased 3,617,798 shares of Legacy Pear Series A preferred stock and 5,791 shares of Legacy Pear Series B preferred stock from certain investors having a total purchase price of $14,289, which exceeded the carrying value of the Legacy Pear preferred stock by $11,053. The excess amount paid over the carrying value for the Legacy Pear common and Legacy Pear preferred stock repurchased from investors has been recorded as a reduction to additional paid-in capital and accumulated deficit in the consolidated statement of stockholders’ equity.
On February 23, 2021, the Company issued 3,058,665 shares of Legacy Pear Series D-1 convertible preferred stock at the price of $6.5388 per share, resulting in proceeds of $20,000, or the Legacy Pear Series D-1 Extension and incurred issuance costs totaling $83. In connection with the Legacy Pear Series D-1 Extension, the Company recorded a loss of $2,053, which represents the amount by which the fair value of the Legacy Pear shares exceeded the cash proceeds received.
As a result of the Business Combination, all of the shares of Legacy Pear stock were converted into Legacy Pear common stock. Each share of Legacy Pear common stock issued and outstanding immediately prior to the closing were canceled and converted into Class A common stock at an exchange ratio of approximately 1.47. See Note 1 for more information.
Warrants to Purchase Class A Common Stock
In THMA’s initial public offering, it sold units at a price of $10.00 per unit, which consisted of one share of Class A Common Stock, $0.0001 par value, and one-half of a redeemable warrant (each, a “Public Warrants”) that entitles the holders the right to purchase one share of our Class A common stock at a price of $11.50 per share and became exercisable as of 30 days from the date of the Business Combination. The Public Warrants may only be exercised for a whole number of shares, at any time commencing 30 days after the completion of the Business Combination. A warrant holder may exercise its Public Warrants only for a whole number of Class A common stock. This means only a whole warrant may be exercised at a given time by a warrant holder. The Public Warrants expire five years after the completion of the Business Combination, or earlier upon redemption or liquidation.
The Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per Pubic Warrant upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the closing price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which notice of redemption is given. If the Company redeems the Public Warrants as described above, it will have the option to require all Public Warrant holders that wish to exercise to do so on a “cashless basis”. As of December 31, 2021, the Company did not redeem the outstanding Public Warrants. As of December 31, 2021, there were 9,199,944 outstanding Public Warrants.
The Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.10 per Pubic Warrant once the Public Warrants become exercisable, in whole and not in part at $0.10 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption, provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the fair market value of the shares of Class A common stock, and the closing price of the Class A common stock equals or exceeds $10.00 per share (as adjusted) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
The exercise price and number of Class A common stock issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of Class A common stock at a price below its exercise price.
Simultaneously with the consummation of THMA’s initial public offering, THMA Sponsor LJ1, LLC (the “Sponsor”) purchased an aggregate of 5,013,333 warrants to purchase one share of Class A common stock at an exercise price of $11.50 (the “Private Placement Warrants”) at a price of $1.50 per warrant, generating total proceeds of $7,520 in the aggregate in a private placement.
The Warrant Agreement, dated as of February 1, 2021, by and between the Company and Continental Stock Transfer & Trust Company also obligated the Company to use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act of 1933, as amended (the “Securities Act”), of the issuance of the shares of Common Stock issuable upon exercise of the Public Warrants, and to cause the same to become effective and remain effective while the Public Warrants remain outstanding. On December 23, 2021, the Company’s registration statement covering the registration of such shares became effective.
The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that, so long as they are held by the Sponsor or its permitted transferees: (1) they will not be redeemable by the Company for $0.01 if the criteria listed above under “Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00”; (2) they (including the ordinary shares issuable upon exercise of these warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the Sponsor until 30 days after the completion of the Business Combination; (3) they may be exercised by the holders on a cashless basis; and (4) they (including the ordinary shares issuable upon exercise of these warrants) are entitled to registration rights.